Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report (Details) - USD ($)			1 Months Ended		3 Months Ended		12 Months Ended
	May 18, 2023	Mar. 23, 2023	Mar. 31, 2023	Mar. 24, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	May 23, 2023	Apr. 21, 2023	Mar. 22, 2023	Apr. 29, 2022	Feb. 25, 2021	Jan. 30, 2019	May 31, 2018
Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report (Details) [Line Items]
Deferred balances										$ 1,650,000
financing agreement description	Furthermore, (i) from April 14, 2023 to May 20, 2023, the Company may not permit its Liquidity to be less than the sum of (x) $10.0 million and (y) the DB/Harbert Deferred Payment Amount (as defined in the Financing Agreement) reduced by $3.8 million, and (ii) from May 20, 2023 forward, the Company may not permit its Liquidity to be less than $20.0 million. Additionally, pursuant to Waiver						(i) from April 15, 2023 until April 30, 2023, the Company was required to not permit its Liquidity (as defined in the Financing Agreement) to be less than the sum of (x) $15.0 million and (y) the DB/Harbert Deferred Payment Amount (as defined in the Financing Agreement), and (ii) from May 1, 2023 forward, the Company was required to not permit its Liquidity to be less than the sum of (x) $20.0 million and (y) the DB/Harbert Deferred Payment Amount.
Interest rate per annum			2.00%		2.00%		2.00%
Parties agreed							$ 2,000,000
Deferred consent fee payable											$ 6,000,000
Cash proceeds from the issuance					$ 5,219,325		$ 115,292,120	$ 14,842,627
Convertible Debentures					$ 2,553,653
Interest rate							0.01%								60.00%
Bear interest annual rate							10.00%		5000000.00%				12.00%	12.00%
Interest rate is subject to increase							15.00%
Conversion price (in Dollars per share)			$ 2.23		$ 2.23		$ 10.01
Average percent rate							75.00%
Floor price per share (in Dollars per share)							$ 0.45
Redemption premium percentage					5.00%		5.00%
Common Stock (in Dollars per share)							$ 2.23
Exceed (in Shares)					5,895,263
Warrants exercise price (in Dollars per share)			$ 4.64		$ 4.64		$ 0.01					$ 1,050	$ 730
Outstanding principal amount			$ 1,000,000		$ 1,000,000		$ 1,000,000
Exchange Cap Rate							95.00%
Floor Price							110.00%
Part B Convertible Debenture [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report (Details) [Line Items]
Conversion price (in Dollars per share)							$ 2.23
Lowest Percent Rate							90.00%
Redemption premium percentage							5.00%
Exceed (in Shares)							6,004,000
Beneficial ownership percentage							4.99%
Investor percentage							9.99%
Subsequent Event [Member]
Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report (Details) [Line Items]
Amount received				$ 2,000,000
Legal, financial advisory and other professional fees				$ 25,400,000
Aggregate principal amount			$ 6,000,000		$ 6,000,000
Warrant shares (in Shares)			149,234
Deferred balances										$ 998,859,000,000
Deferred consent fee							$ 5,000,000
Aggregate amount	$ 21,000,000
Deferred consent fee payable	5,000,000
Due fee payable	3,000,000
Cash proceeds from the issuance		$ 20,000,000
Business Combination, pro forma liquidity		$ 32,000,000
Convertible Debentures	21,000,000
Aggregate principal amount	$ 2,500,000
Aggregate of shares of common stock (in Shares)	62,500
Original issue discount	8.00%
Aggregate gross proceeds	$ 10,525,000